Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,768,500
		$ 4,768,500
Hospital — 0.5%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$3,045	$ 2,999,325
		$ 2,999,325
Total Corporate Bonds (identified cost $7,809,480)		$ 7,767,825

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.935%, (30-day average SOFR + 0. 50%), 1/25/33(1)(2)	$452	$ 449,372
Total Tax-Exempt Mortgage-Backed Securities (identified cost $451,762)		$ 449,372

Tax-Exempt Municipal Obligations — 88.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Delaware Valley Regional Finance Authority, PA, 4.397%, (67% of SOFR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 7,959,600
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,850	1,945,238
		$ 9,904,838
Education — 3.7%
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	$600	$ 608,916
5.00%, 10/1/37	1,400	1,373,918
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	495	468,448
Colorado State University, 4.00%, 3/1/45	3,370	2,910,568
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	$5,000	$ 4,919,150
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	781,777
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	445	423,675
5.00%, 12/15/38(1)	2,690	2,465,466
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	122,317
5.00%, 6/15/49(1)	260	210,530
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	719,602
5.00%, 4/1/50(1)	960	806,813
Unified Government of Athens-Clarke County Development Authority, GA, (University of Georgia Athlethic Association), 5.00%, 4/1/42	2,560	2,629,043
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/45	2,000	2,021,060
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	340,177
		$ 20,801,460
Electric Utilities — 3.9%
Fayetteville, NC, Public Works Commission Revenue, 4.50%, 3/1/49(3)	$5,000	$ 4,732,650
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	6,005	3,855,390
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
5.25%, 5/15/35	500	528,725
5.25%, 5/15/36	1,000	1,047,320
5.25%, 5/15/37	1,000	1,037,060
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/35	540	559,181
Green Bonds, 5.25%, 12/1/39	1,000	1,012,690
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	2,310	2,030,190
South Carolina Public Service Authority:
5.00%, 12/1/49	3,250	3,060,655
5.25%, 12/1/33	2,000	2,113,100
5.25%, 12/1/34	2,000	2,105,660
		$ 22,082,621

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.2%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	$500	$ 502,905
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	690	696,755
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	48,027
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	50	53,364
		$ 1,301,051
General Obligations — 16.1%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,449,450
Bar Harbor, ME:
5.00%, 10/15/38	1,000	1,058,000
5.00%, 10/15/40	1,000	1,048,480
5.00%, 10/15/43	1,305	1,352,385
Bristol, VA, 5.00%, 9/1/27(3)	1,915	1,938,031
California:
4.00%, 9/1/43	2,500	2,272,200
5.00%, 9/1/37	5,000	5,387,050
5.00%, 4/1/42	6,440	6,590,632
5.00%, 11/1/42	5,000	5,219,950
Cecil County, MD, 4.50%, 8/1/53	3,150	2,925,009
Charles County, MD, 4.25%, 10/1/47	3,345	3,005,248
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,740,600
5.00%, 12/1/32	2,000	1,968,000
5.50%, 12/1/37(3)	5,000	4,966,650
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	391,474
Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	4,000	3,353,400
Connecticut, 4.00%, 6/15/34	5,000	4,805,500
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	4,780	4,620,061
5.00%, 2/15/38	2,500	2,628,050
District of Columbia, 4.00%, 2/1/46	3,000	2,581,260
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	903,142
Illinois:
4.00%, 7/1/37	2,000	1,776,860
5.50%, 5/1/39	1,980	2,026,708
5.75%, 5/1/45	1,780	1,816,437
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kenosha County, WI:
1.50%, 9/1/29	$540	$ 460,858
1.50%, 9/1/30	480	393,830
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	6,000	5,119,020
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/38(3)	2,000	2,139,880
Newberg School District No. 29J, OR, 4.00%, 6/15/39	2,060	1,851,301
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,526,640
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	4,000	3,390,920
Puerto Rico, 0.00%, 7/1/33	377	215,843
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,126,462
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,530,435
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	4,620	4,756,937
		$ 91,336,703
Hospital — 9.4%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,037,859
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	815	703,288
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	300,666
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	428,595
California Statewide Communities Development Authority, (Huntington Memorial Hospital), 4.00%, 7/1/48	1,000	867,350
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	472,865
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,681,307
6.00%, 6/1/51	4,715	4,381,131
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	770,920
4.00%, 9/1/45	2,580	1,836,444
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,825	2,336,247
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,004,140
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,677,983

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	$505	$ 459,136
4.00%, 11/1/30	1,605	1,439,027
5.00%, 11/1/26	1,375	1,327,920
5.00%, 11/1/27	1,440	1,382,227
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	1,896,492
Maricopa County Industrial Development Authority, AZ, (Banner Health), 4.00%, 1/1/44	4,375	3,764,600
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,003,130
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	508,175
5.00%, 10/1/33	1,000	1,016,350
5.00%, 10/1/34	1,070	1,087,794
5.00%, 10/1/35	1,550	1,572,227
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	503,395
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	470,240
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.84%, (70% of SOFR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,030
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	250	252,625
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,036,589
5.25%, 4/1/34	1,900	1,124,857
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,116,100
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	1,530	1,550,793
5.00%, 12/1/26	1,410	1,428,767
5.00%, 12/1/28	1,550	1,566,848
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,190	952,547
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	4,000	3,692,960
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.25%, 6/1/47	3,000	2,551,650
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	250,047
		$ 53,453,321
Security	Principal Amount (000's omitted)	Value
Housing — 6.3%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	$1,825	$ 1,842,940
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,319,382
Independent Cities Finance Authority, CA, (Union City Tropics), 4.00%, 5/15/32	1,060	1,031,624
Louisiana Housing Corp., (Home Ownership Program), SFMR, (FHLMC), (FNMA), (GNMA), 4.80%, 12/1/43	1,620	1,550,567
Maine Housing Authority:
Social Bonds, 4.50%, 11/15/43	1,315	1,219,399
Social Bonds, 4.75%, 11/15/43	3,000	2,846,100
Maryland Department of Housing and Community Development Administration:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	1,350	1,230,295
Sustainability Bonds, 4.35%, 7/1/43	1,750	1,468,932
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/35	350	324,307
4.00%, 7/1/40	450	387,104
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,505	1,134,966
New York City Housing Development Corp., NY:
2.85%, 11/1/39	2,985	2,166,692
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,145	2,909,125
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,039,620
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/37	1,235	1,203,890
5.00%, 7/1/39	860	822,126
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	357,027
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,520,653
5.00%, 6/1/39	1,595	1,482,202
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 10/1/43	1,750	1,623,562
Texas Department of Housing and Community Affairs, (GNMA), 4.80%, 7/1/43	3,000	2,873,670
Virginia Housing Development Authority, 5.125%, 11/1/43	3,150	3,163,513
		$ 35,517,696
Industrial Development Revenue — 4.7%
Columbia Industrial Development Board, AL, (Alabama Power Co.), 3.81% to 6/1/28 (Put Date), 12/1/37	$2,500	$ 2,427,925

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	$875	$ 853,781
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	928,748
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	3,894,110
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	214,994
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,378,975
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,005,166
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
6.00%, 4/1/35(3)	1,385	1,435,109
(AMT), 5.00%, 1/1/34	5,000	4,825,050
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,876,896
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	997,030
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	5,899,140
		$ 26,736,924
Insured - Education — 0.1%
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	$750	$ 751,403
		$ 751,403
Insured - Electric Utilities — 0.8%
Garland, TX, Electric Utility System Revenue:
(AGM), 5.00%, 3/1/41	$865	$ 872,993
(AGM), 5.00%, 3/1/42	870	873,428
(AGM), 5.00%, 3/1/43	735	733,824
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	278,670
(NPFG), 5.25%, 7/1/25	170	168,485
(NPFG), 5.25%, 7/1/29	1,110	1,099,533
(NPFG), 5.25%, 7/1/30	530	524,620
(NPFG), 5.25%, 7/1/34	100	98,867
		$ 4,650,420
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.1%
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	$1,580	$ 1,357,979
(NPFG), 0.00%, 12/1/28	1,560	1,214,959
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	328,321
McCook, IL, (AGM), 4.00%, 12/1/26	260	260,993
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	890	891,469
(AGM), 5.00%, 1/1/26	925	926,526
Ravenswood City School District, CA, (Election of 2022), (BAM), 4.50%, 8/1/48	1,000	952,000
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	413,115
(BAM), 0.00%, 1/1/33	200	128,322
		$ 6,473,684
Insured - Hospital — 0.3%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	$2,500	$ 1,528,525
		$ 1,528,525
Insured - Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 399,816
		$ 399,816
Insured - Lease Revenue/Certificates of Participation — 0.2%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,185	$ 949,161
		$ 949,161
Insured - Special Tax Revenue — 0.7%
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	$4,000	$ 4,060,320
		$ 4,060,320
Insured - Transportation — 2.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,123,050
(AGM), (AMT), 5.25%, 1/1/38	1,000	1,010,940
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	991,930
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,529,957

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$ 185,165
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,891,740
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	2,500	2,603,175
		$ 13,335,957
Insured - Water and Sewer — 1.0%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	$4,000	$ 4,022,720
Palmdale Water District Public Financing Authority, CA, (AGM), 4.125%, 10/1/50	2,000	1,754,180
		$ 5,776,900
Lease Revenue/Certificates of Participation — 1.5%
California Public Works Board, 5.00%, 9/1/38	$2,280	$ 2,418,373
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/40	2,000	2,018,100
5.25%, 6/15/39	1,500	1,554,105
2023 Series AA, 5.00%, 6/15/38	2,000	2,048,040
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	709,191
		$ 8,747,809
Other Revenue — 4.8%
Black Belt Energy Gas District, AL, 4.56%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,885,450
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	5,525	4,526,025
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	2,030	1,784,938
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.79%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,237,808
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	895	880,787
5.50%, 12/1/53	740	659,621
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,474,512
Series B, 5.00%, 1/1/32(1)	1,000	1,013,160
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	$2,000	$ 1,965,860
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,663,424
Southeast Alabama Gas Supply District, (Project No. 2), 4.487%, (67% of SOFR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	2,994,870
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 4.50%, (67% of SOFR + 0.70%), 12/15/26(2)	3,150	3,110,908
		$ 27,197,363
Senior Living/Life Care — 9.9%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	$1,730	$ 1,731,609
5.00%, 11/15/27	1,320	1,321,742
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	450,000
5.00%, 11/1/24	705	700,340
5.00%, 11/1/26	770	753,476
5.00%, 11/1/27	425	412,433
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	293,214
5.00%, 11/15/29	315	305,893
5.00%, 11/15/30	330	318,236
5.375%, 11/15/55	300	249,204
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	555,894
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	522,443
5.00%, 5/15/25	300	296,037
5.00%, 5/15/26	350	342,752
5.00%, 5/15/27	400	390,636
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	695	654,614
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	453,975
5.00%, 12/1/39	370	297,698
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	206,395
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	104,618
Howard County, MD, (Vantage House):
5.00%, 4/1/26	990	956,182

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Howard County, MD, (Vantage House): (continued)
5.00%, 4/1/36	$2,035	$ 1,714,406
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	350,249
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.89%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,066,194
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/24	915	909,345
5.00%, 7/1/25	650	639,795
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,202,616
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	269,703
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	191,168
4.00%, 12/1/31	150	142,440
4.00%, 12/1/32	200	188,880
4.00%, 12/1/33	100	93,933
4.00%, 12/1/34	200	186,316
4.00%, 12/1/35	350	321,955
4.00%, 12/1/36	350	315,665
4.00%, 12/1/37	300	264,990
4.00%, 12/1/38	300	260,745
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,712,151
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	775,928
5.75%, 7/1/54(1)	1,725	1,411,688
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	990,260
5.00%, 1/1/26	1,040	1,021,571
5.00%, 1/1/27	1,095	1,065,304
5.00%, 1/1/29	1,205	1,151,546
5.00%, 1/1/30	630	595,092
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	398,154
5.00%, 7/1/33	305	271,914
5.00%, 7/1/34	195	171,635
5.00%, 7/1/39	2,450	2,030,829
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,193,704
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge): (continued)
5.25%, 1/1/54	$250	$ 184,745
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	238,746
5.00%, 5/15/30	300	274,389
5.00%, 5/15/31	775	701,840
5.00%, 5/15/32	650	581,750
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	400	350,712
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,214,244
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	265,380
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	582,849
5.00%, 5/15/39	480	397,886
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	518,982
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,614,549
5.00%, 4/1/29	1,000	954,740
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,883,931
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	625	616,375
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	489,220
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	3,910,417
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	2,526,510
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	534,784
5.00%, 11/15/29	400	394,468
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	745	742,027
5.00%, 5/1/26	585	580,536
5.00%, 5/1/27	500	494,010
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	590	553,857

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Bayview Manor Homes): (continued)
5.00%, 7/1/31(1)	$750	$ 672,802
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	228,378
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	797,294
5.00%, 1/1/28(1)	445	415,412
5.00%, 1/1/29(1)	460	422,335
5.00%, 1/1/34(1)	500	426,130
5.00%, 1/1/39(1)	750	590,963
		$ 56,385,828
Special Tax Revenue — 3.7%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 249,045
3.50%, 6/1/39(1)	650	498,108
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	413,771
2.55%, 7/1/46	1,265	754,383
Irving, TX, Hotel Occupancy Tax Revenue, 5.00%, 8/15/33	140	139,577
Massachusetts School Building Authority:
3.375%, 8/15/30	1,665	1,558,340
4.00%, 11/15/35	1,990	1,949,066
4.00%, 1/15/39	5,000	4,527,119
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,099,891
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,910	4,298,705
South Village Community Development District, FL:
2.50%, 5/1/24	100	98,991
2.75%, 5/1/25	95	92,371
3.25%, 5/1/27	95	90,435
4.35%, 5/1/26	240	235,766
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	770	659,836
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/52	3,000	3,074,070
		$ 20,739,474
Transportation — 10.4%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 4.54%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,140,736
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	996,450
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	$2,760	$ 2,643,031
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	6,250	5,157,000
(AMT), 5.00%, 11/15/28	2,680	2,744,588
(AMT), 5.50%, 11/15/27	3,065	3,065,552
Illinois Toll Highway Authority, 5.25%, 1/1/43	1,000	1,029,560
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/36	3,080	3,104,640
(AMT), 5.00%, 5/15/45	5,000	4,848,750
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	472,935
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	1,996,157
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/31	1,000	998,190
(AMT), 5.00%, 10/1/36	1,175	1,177,597
(AMT), 5.00%, 10/1/38	1,600	1,586,992
Oklahoma Turnpike Authority:
4.50%, 1/1/53	1,120	1,045,609
5.50%, 1/1/53	4,165	4,376,499
Port of Portland, OR, (Portland International Airport), Green Bonds, (AMT), 5.25%, 7/1/39	1,500	1,525,185
Port of Seattle, WA, (AMT), 4.00%, 5/1/43	5,000	4,062,950
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,571,955
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	4,819,850
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	3,000	2,839,260
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,060,270
		$ 59,263,756
Water and Sewer — 5.6%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/42	$5,000	$ 5,107,900
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	4,489,303
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	3,095	2,815,181
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,348,555

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/43	$4,000	$ 4,101,320
5.25%, 6/15/52(4)	3,000	3,083,100
(SPA: TD Bank, N.A.), 4.06%, 6/15/51(5)	3,200	3,200,000
Seminole County, FL, Water and Sewer Revenue, 4.00%, 10/1/33	2,975	2,782,904
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,079,900
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,029,360
		$ 32,037,523
Total Tax-Exempt Municipal Obligations (identified cost $539,369,627)		$503,432,553

Taxable Municipal Obligations — 7.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 1.593%, 11/15/23	$795	$ 793,672
		$ 793,672
General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$2,105	$ 2,157,246
Chicago, IL:
7.375%, 1/1/33	3,250	3,323,060
7.781%, 1/1/35	2,600	2,709,382
Collin County, TX, 1.683%, 2/15/30	100	79,692
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	474,260
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,059,735
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	821,766
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,384	690,290
		$ 11,315,431
Housing — 0.4%
Maine Housing Authority, (SPA: TD Bank, N.A.), 5.38%, 11/15/50(5)	$2,050	$ 2,050,000
		$ 2,050,000
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.8%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 528,952
Detroit, MI, (AMBAC), 5.15%, 4/1/25	3,371	3,302,714
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	942,340
		$ 4,774,006
Insured - Special Tax Revenue — 0.7%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,127,064
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,122,435
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,014,880
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.75%, 9/1/25	500	478,155
(AGM), 4.00%, 9/1/26	500	471,860
		$ 4,214,394
Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$500	$ 493,380
		$ 493,380
Special Tax Revenue — 0.9%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$2,000	$ 1,619,740
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	304,947
Successor Agency to San Jose Redevelopment Agency, CA, 3.375%, 8/1/34	3,900	3,301,857
		$ 5,226,544
Water and Sewer — 2.7%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(5)	$15,100	$ 15,100,000
		$ 15,100,000
Total Taxable Municipal Obligations (identified cost $46,014,951)		$ 43,967,427

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$5,500	$ 5,488,828
Total U.S. Treasury Obligations (identified cost $5,504,570)		$ 5,488,828
Total Investments — 98.8% (identified cost $599,150,390)		$561,106,005
Other Assets, Less Liabilities — 1.2%		$ 6,807,610
Net Assets — 100.0%		$567,913,615
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $30,462,721 or 5.4% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
At October 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	16.1%
Texas	11.4%
Others, representing less than 10% individually	68.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 5.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Opportunities Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,767,825	$ —	$ 7,767,825
Tax-Exempt Mortgage-Backed Securities	—	449,372	—	449,372
Tax-Exempt Municipal Obligations	—	503,432,553	—	503,432,553
Taxable Municipal Obligations	—	43,967,427	—	43,967,427
U.S. Treasury Obligations	—	5,488,828	—	5,488,828
Total Investments	$ —	$561,106,005	$ —	$561,106,005
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.